Long-Term Equity Investments	6 Months Ended
Jun. 30, 2025
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Long-Term Equity Investments
15.	Long-Term Equity Investments

(in thousands)	June 30 2025	December 31 2024

Common shares held	$167,988	$98,190

Warrants held	3,543	785

Total long-term equity investments	$171,531	$98,975
Common Shares Held

	Three Months Ended June 30, 2025

(in thousands)	Fair Value at Mar 31, 2025	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2025	Realized Gain on Disposal

Streaming or royalty partners	$121,799	$-	$-	$39,595	$161,394	$-

Strategic investments	5,669	-	-	925	6,594	-

Total	$127,468	$-	$-	$40,520	$167,988	$-

1)	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”).

	Three Months Ended June 30, 2024

(in thousands)	Fair Value at Mar 31, 2024	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2024	Realized Gain on Disposal

Streaming or royalty partners	$74,717	$-	$-	$8,232	$82,949	$-

Strategic investments 2	170,961	-	(177,088)	10,077	3,950	35,768

Total	$245,678	$-	$(177,088)	$18,309	$86,899	$35,768

1)	Fair Value Gains (Losses) are reflected as a component of OCI.
2)
Includes shares of Hecla Mining Company (“Hecla”) which were received on September 7, 2022 as partial consideration for the termination of the Keno Hill PMPA. These shares were disposed of during the period as they were no longer part of the Company’s strategic objectives.

	Six Months Ended June 30, 2025

(in thousands)	Fair Value at Dec 31, 2024	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2025	Realized Gain on Disposal

Streaming or royalty partners	$ 93,915	$-	$-	$67,479	$161,394	$-

Strategic investments	4,275	3,117	-	(798)	6,594	-

Total	$ 98,190	$3,117	$-	$66,681	$167,988	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2024

(in thousands)	Fair Value at Dec 31, 2023	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2024	Realized Gain on Disposal

Streaming or royalty partners	$75,481	$5,121	$-	$2,347	$82,949	$-

Strategic investments 2	170,545	-	(177,088)	10,493	3,950	35,768

Total	$246,026	$5,121	$(177,088)	$12,840	$86,899	$35,768

1)	Fair Value Gains (Losses) are reflected as a component of OCI.
2)
Includes shares of Hecla Mining Company (“Hecla”) which were received on September 7, 2022 as partial consideration for the termination of the Keno Hill PMPA. These shares were disposed of during the period as they were no longer part of the Company’s strategic objectives.

The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments but is reclassified to retained earnings.
By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.